Investment Objectives and Goals - OneAscent Small Cap Core ETF	Nov. 12, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The OneAscent Enhanced Small and Mid Cap ETF (the “Fund”) seeks to outperform the Bloomberg US 2500 Total Return Index, before deduction of expenses, using an investment universe that is subjected to the OneAscent Values-Based Screening process.